Significant Accounting Policies, Vessel Depreciation (Predecessor) (Details)	Dec. 31, 2023	Jul. 05, 2022
Vessel Depreciation [Abstract]
Estimated useful life	25 years
United Maritime Predecessor [Member]
Vessel Depreciation [Abstract]
Estimated useful life		25 years